UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks—40.84%
Aerospace & defense—1.43%
Honeywell International, Inc.	14,288	1,627,975
TransDigm Group, Inc.[1]	4,455	1,120,121
United Technologies Corp.	6,767	728,941
		3,477,037
Automobiles—0.35%
General Motors Co.	24,682	852,270

Banks—0.15%
U.S. Bancorp	7,278	361,134

Beverages—0.45%
PepsiCo, Inc.	10,838	1,084,884

Biotechnology—2.12%
Alnylam Pharmaceuticals, Inc.*,1	8,182	358,944
Bio-Rad Laboratories, Inc., Class A*,1	1,544	267,884
Celgene Corp.*	15,570	1,845,201
Emergent BioSolutions, Inc.*	6,764	181,005
Gilead Sciences, Inc.	14,718	1,084,717
Lexicon Pharmaceuticals, Inc.*,1	24,283	369,830
MacroGenics, Inc.*,1	2,809	72,837
TG Therapeutics, Inc.*,1	7,712	44,344
Vertex Pharmaceuticals, Inc.*	11,379	928,640
		5,153,402
Capital markets—0.25%
Morgan Stanley	14,848	614,113

Chemicals—1.50%
Ecolab, Inc.	12,476	1,456,323
LyondellBasell Industries NV, Class A	7,150	645,788
The Sherwin-Williams Co.	5,734	1,540,554
		3,642,665
Communications equipment—0.15%
Arista Networks, Inc.*,1	3,776	358,003

Construction materials—0.18%
Martin Marietta Materials, Inc.[1]	2,032	445,922

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Consumer finance—0.16%
American Express Co.	5,380	387,575

Diversified financial services—0.48%
JPMorgan Chase & Co.	14,583	1,169,119

Electric utilities—0.26%
NextEra Energy, Inc.	5,627	642,772

Electronic equipment, instruments & components—0.13%
Jabil Circuit, Inc.	14,611	309,023

Energy equipment & services—0.41%
Halliburton Co.	6,723	356,924
McDermott International, Inc.*,1	77,923	536,110
Noble Corp. PLC[1]	15,230	94,731
		987,765
Equity real estate investment trusts—0.46%
Digital Realty Trust, Inc.[1]	6,810	628,767
Simon Property Group, Inc.	2,750	494,038
		1,122,805
Food & staples retailing—0.22%
Walgreens Boots Alliance, Inc.	6,281	532,189

Food products—0.37%
Mondelez International, Inc., Class A	21,607	891,073

Health care equipment & supplies—0.96%
Abbott Laboratories	26,345	1,002,954
The Cooper Cos., Inc.	6,911	1,136,791
Wright Medical Group NV*	8,330	191,923
		2,331,668
Health care providers & services—0.93%
Centene Corp.*	12,938	745,617
Cigna Corp.	2,396	322,837
Envision Healthcare Holdings, Inc.*	10,818	245,785
Laboratory Corp. of America Holdings*	2,720	342,312

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	3,775	597,658
		2,254,209
Hotels, restaurants & leisure—1.31%
Norwegian Cruise Line Holdings Ltd.*	18,200	724,542
Starbucks Corp.	31,145	1,805,476
Yum China Holdings, Inc.*	7,119	200,186
Yum! Brands, Inc.	7,119	451,273
		3,181,477
Household durables—0.29%
Newell Brands, Inc.	15,019	706,043

Industrial conglomerates—0.83%
Danaher Corp.	17,212	1,345,462
General Electric Co.	22,182	682,318
		2,027,780
Insurance—1.66%
Aflac, Inc.	6,106	435,846
Aon PLC	3,950	450,695
Lincoln National Corp.	10,632	681,511
Marsh & McLennan Cos., Inc.	17,225	1,193,865
MetLife, Inc.	8,806	484,418
The Allstate Corp.	11,154	779,888
		4,026,223
Internet & catalog retail—2.15%
Amazon.com, Inc.*	5,871	4,406,596
Expedia, Inc.[1]	2,840	352,302
The Priceline Group, Inc.*	314	472,156
		5,231,054
Internet software & services—3.92%
Alphabet, Inc., Class A*	4,152	3,221,454
Alphabet, Inc., Class C*	2,331	1,766,991

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
Facebook, Inc., Class A*	38,343	4,540,578
		9,529,023
IT services—1.96%
FleetCor Technologies, Inc.*	8,822	1,317,477
MasterCard, Inc., Class A	17,005	1,737,911
Visa, Inc., Class A1	22,093	1,708,231
		4,763,619
Machinery—0.80%
Caterpillar, Inc.[1]	4,847	463,179
Colfax Corp.*	12,117	455,721
Fortive Corp.	18,606	1,023,144
		1,942,044
Media—0.57%
CBS Corp., Class B1	10,633	645,636
The Walt Disney Co.	7,472	740,624
		1,386,260
Oil, gas & consumable fuels—1.29%
EOG Resources, Inc.	6,176	633,164
Gulfport Energy Corp.*,1	6,193	159,098
Hess Corp.	3,162	176,946
Laredo Petroleum, Inc.*	35,567	568,716
Oasis Petroleum, Inc.*	44,029	659,114
PDC Energy, Inc.*	4,827	359,370
SM Energy Co.	14,805	590,127
		3,146,535
Personal products—0.46%
The Estee Lauder Cos., Inc., Class A	14,360	1,115,772

Pharmaceuticals—1.49%
Allergan PLC*	9,677	1,880,241
Biogen, Inc.*	1,267	372,587
Catalent, Inc.*	15,164	362,874
Eli Lilly & Co.	5,082	341,104
Mallinckrodt PLC*	5,897	310,772

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
The Medicines Co.*,1	10,070	353,457
		3,621,035
Professional services—0.57%
Verisk Analytics, Inc.*	16,709	1,388,184

Road & rail—0.95%
Canadian Pacific Railway Ltd.	8,972	1,374,959
Norfolk Southern Corp.	3,433	365,477
Union Pacific Corp.	5,644	571,907
		2,312,343
Semiconductors & semiconductor equipment—2.99%
Broadcom Ltd.	13,057	2,226,088
Integrated Device Technology, Inc.*	13,610	318,474
Marvell Technology Group Ltd.	44,525	638,489
Maxim Integrated Products, Inc.	8,209	322,367
Micron Technology, Inc.*	35,987	702,826
NVIDIA Corp.[1]	14,383	1,326,113
ON Semiconductor Corp.*	27,550	324,539
Qorvo, Inc.*,1	6,451	344,548
Silicon Laboratories, Inc.*	4,944	328,034
Skyworks Solutions, Inc.[1]	4,744	364,576
Xilinx, Inc.[1]	6,768	365,337
		7,261,391
Software—3.61%
Activision Blizzard, Inc.	10,109	370,090
Atlassian Corp. PLC, Class A*	19,100	518,374
Electronic Arts, Inc.*,1	4,862	385,265
Microsoft Corp.	65,722	3,960,408
PTC, Inc.*	6,820	332,202
Salesforce.com, Inc.*	20,523	1,477,656
ServiceNow, Inc.*	16,681	1,387,025
Take-Two Interactive Software, Inc.*,1	7,104	349,730
		8,780,750
Specialty retail—2.62%
O’Reilly Automotive, Inc.*	6,608	1,813,896
The Home Depot, Inc.	19,760	2,556,944

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
The TJX Cos., Inc.	25,606	2,005,974
		6,376,814
Technology hardware, storage & peripherals—1.12%
Apple, Inc.	21,229	2,346,229
Western Digital Corp.	6,111	389,026
		2,735,255
Textiles, apparel & luxury goods—0.38%
Nike, Inc., Class B	18,466	924,593

Tobacco—0.37%
Philip Morris International, Inc.	10,094	891,098

Wireless telecommunication services—0.54%
SBA Communications Corp., Class A*	9,766	966,444
T-Mobile US, Inc.*,1	6,268	339,788
		1,306,232
Total common stocks (cost—$88,425,987)		99,271,153

Investment companies—9.15%
iShares iBoxx $ Investment Grade Corporate Bond ETF	90,700	10,597,388
iShares Russell 1000 Value ETF	106,000	11,650,460
Total investment companies (cost—$22,332,073)		22,247,848

Preferred stock—0.00%††
Financial services—0.00%††
Squaretwo Financial Corp.[2,3] (cost—$0)	35,000	0

	Face amount ($)
US government obligations—9.17%
US Treasury Bonds
2.250%, due 08/15/46	260,000	218,979
2.500%, due 05/15/46	170,000	151,433
2.750%, due 11/15/42	425,000	403,285
3.125%, due 08/15/44	600,000	609,961
3.750%, due 08/15/41	275,000	311,212

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—(concluded)
3.750%, due 11/15/43	375,000	427,251
4.500%, due 02/15/36	25,000	31,747
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	2,448,316	2,469,080
0.375%, due 07/15/25	11,183,129	11,140,477
1.000%, due 02/15/46	86,601	88,230
US Treasury Notes
0.750%, due 10/31/18	1,270,000	1,260,972
0.750%, due 07/15/19	175,000	172,457
1.000%, due 11/15/19	840,000	830,288
1.125%, due 07/31/21	875,000	846,699
1.250%, due 10/31/21	705,000	684,346
1.375%, due 08/31/23	825,000	783,106
1.375%, due 09/30/23	540,000	512,241
1.500%, due 08/15/26	1,225,000	1,129,440
1.625%, due 10/31/23	230,000	221,689
Total US government obligations (cost—$22,612,528)		22,292,893

Mortgage & agency debt securities—6.12%
Federal Home Loan Mortgage Corporation Certificates,
5.000%, due 03/01/38	39,131	42,989
5.000%, due 11/01/38	4,370	4,781
5.500%, due 05/01/37	210,532	238,356
5.500%, due 08/01/40	33,880	38,117
6.500%, due 08/01/28	90,116	103,009
3.500% TBA	525,000	538,102
4.000% TBA	900,000	945,826
4.500% TBA	300,000	323,133
Federal National Mortgage Association Certificates,
3.500%, due 12/01/46	350,000	359,461
4.000%, due 12/01/39	125,174	131,670
4.000%, due 02/01/41	68,010	71,802
4.000%, due 08/01/45	274,268	291,278
4.500%, due 09/01/37	349,001	379,340
5.000%, due 10/01/39	19,725	21,630
5.000%, due 05/01/40	28,978	31,840
5.500%, due 08/01/39	116,938	131,010
7.000%, due 08/01/32	170,288	201,282
7.500%, due 02/01/33	3,521	3,930
2.500% TBA	1,450,000	1,468,408
3.000% TBA	1,800,000	1,790,437
3.500% TBA	2,500,000	2,564,844
4.000% TBA	1,125,000	1,183,510
4.500% TBA	1,200,000	1,294,125
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	110,309	118,584
Government National Mortgage Association Certificates II,
3.000%, due 10/20/46	424,071	430,716
6.000%, due 11/20/28	880	1,002

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
6.000%, due 02/20/29	2,100	2,447
6.000%, due 02/20/34	292,732	318,434
3.500% TBA	1,775,000	1,845,930
Total mortgage & agency debt securities (cost—$14,882,888)		14,875,993

Asset-backed securities—1.84%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class B,
1.680%, due 07/08/19	100,000	100,189
Series 2014-1, Class D,
2.540%, due 06/08/20	200,000	201,651
Series 2016-3, Class D,
2.710%, due 09/08/22	225,000	222,224
Series 2016-4, Class A2A,
1.340%, due 04/08/20	200,000	199,897
Series 2016-4, Class D,
2.740%, due 12/08/22	400,000	394,740
Capital Auto Receivables Asset Trust,
Series 2013-4, Class C,
2.670%, due 02/20/19	425,000	428,143
Series 2013-4, Class D,
3.220%, due 05/20/19	150,000	152,095
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	127,969
Series 2016-1, Class D,
4.030%, due 08/21/23	320,000	328,845
Series 2016-2, Class D,
3.160%, due 11/20/23	175,000	175,472
Series 2016-3, Class A2A,
1.360%, due 04/22/19	100,000	99,998
Series 2016-3, Class D,
2.650%, due 01/20/24	125,000	123,526
Drive Auto Receivables Trust,
Series 2015-BA, Class D,
3.840%, due 07/15/21[4]	300,000	302,606
Series 2015-CA, Class D,
4.200%, due 09/15/21[4]	225,000	228,473
Series 2015-DA, Class D,
4.590%, due 01/17/23[4]	200,000	205,230
Series 2016-BA, Class A2,
1.380%, due 08/15/18[4]	60,982	60,980
Series 2016-BA, Class C,
3.190%, due 07/15/22[4]	100,000	100,927
Series 2016-CA, Class A2,
1.410%, due 01/15/19[4]	250,000	249,997
Series 2016-CA, Class D,
4.180%, due 03/15/24[4]	150,000	149,971
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A2A,
1.350%, due 02/20/19	150,000	149,845
M&T Bank Auto Receivables Trust,
Series 2013-1A, Class C,
2.160%, due 03/15/19[4]	250,000	250,412
Santander Drive Auto Receivables Trust,
Series 2015-4, Class A2A,
1.200%, due 12/17/18	13,404	13,405
Series 2016-3, Class C,
2.460%, due 03/15/22	200,000	198,539
Total asset-backed securities (cost—$4,452,877)		4,465,134

Commercial mortgage-backed securities—1.54%
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.538%, due 12/15/27[4,5]	93,557	93,381

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(continued)
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
2.288%, due 06/15/31[4,5]	150,000	148,444
Citigroup Commercial Mortgage Trust,
Series 2016-P5, Class B,
3.698%, due 10/10/49[5]	100,000	98,845
COMM Mortgage Trust,
Series 2014-CR21, Class B,
4.339%, due 12/10/47[5]	145,000	151,382
Series 2015-CR26, Class A4,
3.630%, due 10/10/48	250,000	257,811
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[4]	69,916	70,561
FREMF Mortgage Trust,
Series 2015-K48, Class B,
3.761%, due 08/25/48[4,5]	200,000	188,742
Series 2015-K50, Class B,
3.908%, due 10/25/48[4,5]	200,000	190,502
Series 2016-K55, Class B,
4.294%, due 04/25/49[4,5]	175,000	170,234
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.495%, due 12/15/34[4,5]	250,000	252,232
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.438%, due 07/15/31[4,5]	300,000	300,364
Hilton USA Trust,
Series 2016-SFP, Class B
3.323%, due 11/05/35[4]	325,000	320,733
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FL5, Class D,
4.038%, due 07/15/31[4,5]	300,000	290,681
Series 2016-JP3, Class B,
3.397%, due 08/15/49[5]	100,000	98,194
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5,
3.822%, due 07/15/48	180,000	188,270
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class ASB,
2.994%, due 12/15/49	300,000	300,230
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	250,000	260,568
Series 2015-C24, Class ASB,
3.479%, due 05/15/48	100,000	103,092
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class ASB,
3.400%, due 06/15/48	150,000	154,533

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
3.109%, due 11/15/29[4,5]	100,428	99,167
Total commercial mortgage-backed securities (cost—$3,812,436)		3,737,966

Corporate bonds—9.65%
Aerospace & defense—0.05%
Huntington Ingalls Industries, Inc.
5.000%, due 11/15/25[4]	25,000	25,563
TransDigm, Inc.
6.000%, due 07/15/22	100,000	102,815
		128,378
Auto loans—0.05%
General Motors Financial Co., Inc.
2.350%, due 10/04/19	50,000	49,146
3.700%, due 11/24/20	60,000	60,775
		109,921
Automobile OEM—0.15%
Ford Motor Co.
7.450%, due 07/16/31	61,000	75,329
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	173,185
General Motors Co.
6.600%, due 04/01/36	100,000	112,200
		360,714
Automotive parts—0.13%
Allison Transmission, Inc.
5.000%, due 10/01/24[4]	40,000	40,300
IHO Verwaltungs GmbH
4.500%, due 09/15/23[4,6]	200,000	195,000
Meritor, Inc.
6.250%, due 02/15/24	50,000	48,000

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Automotive parts—(concluded)
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	25,000	25,531
		308,831
Banking-non-US—0.10%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,282
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	120,633
Royal Bank of Scotland Group PLC
6.000%, due 12/19/23	75,000	75,965
		246,880
Banking-US—0.95%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	141,064
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	69,429
Capital One Financial Corp.
4.200%, due 10/29/25	60,000	60,002
Citigroup, Inc.
1.767%, due 07/30/18[5]	110,000	110,688
5.500%, due 09/13/25	315,000	344,455
JPMorgan Chase & Co.
3.875%, due 09/10/24	110,000	111,164
4.625%, due 05/10/21	260,000	279,971
Morgan Stanley
4.875%, due 11/01/22	170,000	182,807
Morgan Stanley MTN
4.350%, due 09/08/26	100,000	102,096
5.625%, due 09/23/19	100,000	108,626
Morgan Stanley, Series H
5.450%, due 07/15/19[5,7,8]	50,000	49,000
SunTrust Bank
7.250%, due 03/15/18	100,000	106,573
SunTrust Banks, Inc.
2.700%, due 01/27/22	80,000	79,966
The Goldman Sachs Group, Inc.
2.875%, due 02/25/21	120,000	120,365
5.150%, due 05/22/45	80,000	82,226
5.750%, due 01/24/22	100,000	112,860
The Goldman Sachs Group, Inc. MTN
2.006%, due 11/15/18[5]	170,000	171,681

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
Wells Fargo & Co.
5.375%, due 11/02/43	60,000	66,462
		2,299,435
Building materials—0.11%
Boise Cascade Co.
5.625%, due 09/01/24[4]	28,000	27,440
Builders FirstSource, Inc.
5.625%, due 09/01/24[4]	38,000	38,237
Eagle Materials, Inc.
4.500%, due 08/01/26	50,000	49,125
Masco Corp.
4.450%, due 04/01/25	100,000	101,500
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	50,000	50,750
		267,052
Chemicals—0.09%
CF Industries, Inc.
5.375%, due 03/15/44	20,000	15,950
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA
8.375%, due 12/01/22[4]	75,000	74,625
LYB International Finance BV
4.875%, due 03/15/44	70,000	71,318
Valspar Corp.
4.200%, due 01/15/22	60,000	61,980
		223,873
Commercial services—0.08%
AECOM
5.875%, due 10/15/24	100,000	104,750
APX Group, Inc.
8.750%, due 12/01/20	65,000	64,025
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[4]	25,000	26,875
		195,650

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Consumer products—0.13%
Kimberly-Clark Corp.
3.200%, due 07/30/46	40,000	34,428
3.625%, due 08/01/20	45,000	47,413
Party City Holdings, Inc.
6.125%, due 08/15/23[4]	50,000	51,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
5.125%, due 07/15/23[4]	75,000	75,750
Spectrum Brands, Inc.
6.625%, due 11/15/22	100,000	106,000
		315,466
Consumer services—0.08%
United Rentals North America, Inc.
6.125%, due 06/15/23	75,000	78,863
XLIT Ltd.
6.250%, due 05/15/27	60,000	68,783
6.375%, due 11/15/24	40,000	46,299
		193,945
Diversified manufacturing—0.10%
Bombardier, Inc.
8.750%, due 12/01/21[4]	50,000	49,625
Eaton Corp.
2.750%, due 11/02/22	70,000	69,116
Illinois Tool Works, Inc.
2.650%, due 11/15/26	60,000	57,365
3.500%, due 03/01/24	60,000	62,438
		238,544
Electric-generation—0.12%
Calpine Corp.
6.000%, due 01/15/22[4]	100,000	104,374
NRG Energy, Inc.
6.250%, due 07/15/22	75,000	75,188
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	123,008
		302,570
Electric-integrated—0.54%
Alabama Power Co.
6.000%, due 03/01/39	30,000	36,653
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	83,715

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
Consolidated Edison Co. of New York, Inc.
5.850%, due 03/15/36	35,000	42,055
DTE Electric Co.
3.700%, due 03/15/45	50,000	47,802
Duke Energy Progress LLC
3.000%, due 09/15/21	240,000	246,830
Edison International
2.950%, due 03/15/23	50,000	49,781
Exelon Corp.
3.400%, due 04/15/26	70,000	68,607
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	172,185
Florida Power & Light Co.
5.950%, due 02/01/38	20,000	25,223
Indiana Michigan Power Co., Series K
4.550%, due 03/15/46	70,000	71,796
National Rural Utilities Cooperative Finance Corp.
2.300%, due 11/01/20	50,000	49,888
Northern States Power Co.
2.600%, due 05/15/23	50,000	49,651
3.600%, due 05/15/46	30,000	28,256
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45[4,8]	30,000	28,303
Pacific Gas & Electric Co.
2.950%, due 03/01/26	30,000	29,380
5.800%, due 03/01/37	40,000	48,161
PacifiCorp
6.000%, due 01/15/39	30,000	38,025
Southern California Edison Co.
5.950%, due 02/01/38	55,000	69,715
Southern Power Co.
5.250%, due 07/15/43	60,000	60,318
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	62,351
		1,308,695
Energy-independent—0.41%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	20,000	24,767
Anadarko Petroleum Corp.
4.500%, due 07/15/44	55,000	48,563
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24[4]	45,000	46,013

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(continued)
Antero Resources Corp.
5.375%, due 11/01/21	75,000	77,344
Apache Corp.
4.750%, due 04/15/43	15,000	14,784
California Resources Corp.
8.000%, due 12/15/22[4]	10,000	8,050
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	20,000	20,400
Chesapeake Energy Corp.
6.625%, due 08/15/20	50,000	48,500
8.000%, due 12/15/22[4]	50,000	51,750
ConocoPhillips Co.
4.200%, due 03/15/21	40,000	42,421
5.950%, due 03/15/46	50,000	59,245
Continental Resources, Inc.
4.500%, due 04/15/23	25,000	24,312
5.000%, due 09/15/22	50,000	49,875
Denbury Resources, Inc.
5.500%, due 05/01/22	20,000	16,450
9.000%, due 05/15/21[4]	10,000	10,375
Devon Energy Corp.
4.000%, due 07/15/21	50,000	50,826
Diamondback Energy, Inc.
4.750%, due 11/01/24[4]	20,000	20,025
Gulfport Energy Corp.
6.000%, due 10/15/24[4]	50,000	50,875
Murphy Oil Corp.
4.700%, due 12/01/22[8]	25,000	24,000
Newfield Exploration Co.
5.625%, due 07/01/24	25,000	25,781
5.750%, due 01/30/22	25,000	25,875
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	49,961
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[4]	30,000	31,050
PDC Energy, Inc.
6.125%, due 09/15/24[4]	25,000	25,625
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	24,250
Range Resources Corp.
5.750%, due 06/01/21[4]	50,000	50,500
SM Energy Co.
6.125%, due 11/15/22	50,000	50,125

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(concluded)
Whiting Petroleum Corp.
5.750%, due 03/15/21	15,000	14,775
WPX Energy, Inc.
7.500%, due 08/01/20	15,000	15,825
		1,002,342
Energy-integrated—0.17%
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	90,931
3.506%, due 03/17/25	40,000	40,280
Cenovus Energy, Inc.
4.450%, due 09/15/42	25,000	20,562
6.750%, due 11/15/39	15,000	15,754
Chevron Corp.
3.191%, due 06/24/23	50,000	50,927
Exxon Mobil Corp.
4.114%, due 03/01/46	60,000	60,003
Petro-Canada
6.050%, due 05/15/18	60,000	63,438
Shell International Finance BV
4.000%, due 05/10/46	40,000	37,015
Total Capital International SA
3.750%, due 04/10/24	40,000	41,831
		420,741
Energy-refining & marketing—0.08%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	175,000	143,062
Valero Energy Corp.
6.625%, due 06/15/37	35,000	38,871
		181,933
Finance-diversified—0.22%
Bank of America Corp.
6.110%, due 01/29/37	100,000	116,498
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	89,451
Bank of America Corp. MTN
4.200%, due 08/26/24	120,000	121,849
Bank of America Corp.,
Series K, 8.000%, due 01/30/18[5,7]	50,000	50,750
Series V, 5.125%, due 06/17/19[5,7]	50,000	49,000

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Finance-diversified—(concluded)
Quicken Loans, Inc.
5.750%, due 05/01/25[4]	100,000	96,000
		523,548
Finance-non-captive diversified—0.07%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	97,750
General Electric Co.
6.750%, due 03/15/32	50,000	65,848
		163,598
Finance-other—0.45%
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	199,839
General Electric Co. MTN
4.650%, due 10/17/21	100,000	110,176
International Lease Finance Corp.
5.875%, due 04/01/19	200,000	213,000
5.875%, due 08/15/22	170,000	185,773
KCG Holdings, Inc.
6.875%, due 03/15/20[4]	100,000	98,500
KfW
5.476%, due 04/18/36[9]	105,000	56,186
Navient Corp. MTN
8.000%, due 03/25/20	100,000	109,750
Springleaf Finance Corp.
5.250%, due 12/15/19	125,000	122,969
		1,096,193
Food/beverage—0.32%
Agrokor D.D.
8.875%, due 02/01/20[4]	200,000	205,500
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, due 06/15/24[4]	45,000	46,512
Anheuser-Busch InBev Finance, Inc.
4.700%, due 02/01/36	100,000	104,528
4.900%, due 02/01/46	30,000	32,020
Aramark Services, Inc.
5.125%, due 01/15/24[4]	50,000	51,333
Dean Foods Co.
6.500%, due 03/15/23[4]	50,000	52,000

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food/beverage—(concluded)
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	41,127
5.200%, due 07/15/45	20,000	21,252
PepsiCo, Inc.
4.875%, due 11/01/40	60,000	66,154
Post Holdings, Inc.
5.000%, due 08/15/26[4]	38,000	36,043
The Kroger Co.
3.850%, due 08/01/23	110,000	114,358
		770,827
Gaming—0.09%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26[4]	28,000	26,810
Scientific Games International, Inc.
10.000%, due 12/01/22	75,000	70,312
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[4]	100,000	108,000
		205,122
Gas distributors—0.06%
Phillips 66 Partners LP
3.605%, due 02/15/25	50,000	48,483
Sempra Energy
9.800%, due 02/15/19	90,000	104,767
		153,250
Gas pipelines—0.34%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[4]	75,000	72,375
DCP Midstream LLC
5.350%, due 03/15/20[4]	25,000	26,047
9.750%, due 03/15/19[4]	20,000	22,300
Energy Transfer Partners LP
9.000%, due 04/15/19	110,000	125,333
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,304

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
5.100%, due 02/15/45	60,000	59,354
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	50,000
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	85,000	90,416
Kinder Morgan, Inc.
5.550%, due 06/01/45	70,000	69,686
NuStar Logistics LP
4.750%, due 02/01/22	15,000	14,813
ONEOK, Inc.
7.500%, due 09/01/23	15,000	16,978
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[8]	100,000	106,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, due 02/01/25[4]	30,000	29,606
The Williams Cos., Inc.
4.550%, due 06/24/24	25,000	24,375
The Williams Cos., Inc., Series A
7.500%, due 01/15/31	10,000	11,025
Williams Partners LP
4.300%, due 03/04/24	60,000	59,667
		818,529
Health care—0.43%
Abbott Laboratories
3.750%, due 11/30/26	60,000	59,058
Centene Corp.
4.750%, due 01/15/25	50,000	47,875
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	15,000	10,575
DaVita HealthCare Partners, Inc.
5.000%, due 05/01/25	125,000	121,875
HCA, Inc.
7.500%, due 02/15/22	200,000	222,500
Medtronic, Inc.
4.375%, due 03/15/35	115,000	118,958
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[4]	30,000	31,538
Tenet Healthcare Corp.
6.000%, due 10/01/20	100,000	101,688
7.500%, due 01/01/22[4]	20,000	20,588

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Health care—(concluded)
8.125%, due 04/01/22	125,000	114,062
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	96,754
Universal Health Services, Inc.
5.000%, due 06/01/26[4]	25,000	24,750
WellCare Health Plans, Inc.
5.750%, due 11/15/20	25,000	25,625
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	50,000	49,961
		1,045,807
Home construction—0.10%
Beazer Homes USA, Inc.
8.750%, due 03/15/22[4]	34,000	36,125
CalAtlantic Group, Inc.
5.250%, due 06/01/26	100,000	97,000
PulteGroup, Inc.
5.500%, due 03/01/26	110,000	109,038
		242,163
Insurance-life—0.14%
Aon PLC
3.500%, due 06/14/24	60,000	60,277
3.875%, due 12/15/25	60,000	61,290
CNA Financial Corp.
4.500%, due 03/01/26	40,000	41,262
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	70,000	77,218
MetLife, Inc.
4.125%, due 08/13/42	30,000	28,866
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	60,000	74,449
		343,362
Insurance-personal & casualty—0.03%
HUB International Ltd.
7.875%, due 10/01/21[4]	75,000	76,594

Leisure—0.05%
NCL Corp. Ltd.
4.625%, due 11/15/20[4]	35,000	35,438

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Leisure—(concluded)
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	80,437
		115,875
Lodging—0.03%
Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp.
4.250%, due 09/01/24[4]	35,000	34,300
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[4]	25,000	25,063
10.250%, due 11/15/22[4]	25,000	24,750
		84,113
Machinery-diversified—0.04%
CNH Industrial Capital LLC
3.875%, due 10/15/21	20,000	19,600
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,027
SPX FLOW, Inc.
5.625%, due 08/15/24[4]	29,000	28,492
		88,119
Media-broadcast/outdoor—0.30%
21st Century Fox America, Inc.
4.950%, due 10/15/45	70,000	71,916
CBS Radio, Inc.
7.250%, due 11/01/24[4]	40,000	42,025
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, due 03/15/20	50,000	49,312
iHeartCommunications, Inc.
9.000%, due 12/15/19	75,000	59,062
Netflix, Inc.
4.375%, due 11/15/26[4]	30,000	29,213
5.875%, due 02/15/25	100,000	107,011
Sirius XM Radio, Inc.
5.375%, due 04/15/25[4]	100,000	100,312
5.375%, due 07/15/26[4]	25,000	24,813
The Walt Disney Co. GMTN
2.150%, due 09/17/20	50,000	50,099
4.125%, due 06/01/44	40,000	40,554
Time Warner, Inc.
2.950%, due 07/15/26	80,000	74,503
3.800%, due 02/15/27	40,000	39,755

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media-broadcast/outdoor—(concluded)
Univision Communications, Inc.
5.125%, due 05/15/23[4]	50,000	48,187
		736,762
Media-cable—0.41%
Altice SA
7.750%, due 05/15/22[4]	200,000	209,500
Comcast Corp.
6.950%, due 08/15/37	80,000	107,883
DISH DBS Corp.
5.875%, due 11/15/24	75,000	76,031
7.750%, due 07/01/26	50,000	55,187
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	43,130
SFR Group SA
6.250%, due 05/15/24[4]	200,000	197,750
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	66,983
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	43,681
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[4]	100,000	102,712
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	100,000	105,250
		1,008,107
Media-diversified—0.04%
TEGNA, Inc.
6.375%, due 10/15/23	100,000	105,188

Media-non cable—0.04%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	100,000	65,250
8.000%, due 02/15/24[4]	30,000	30,225
		95,475
Media-publishing—0.02%
The McClatchy Co.
9.000%, due 12/15/22	50,000	52,750

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—0.32%
AK Steel Corp.
7.625%, due 10/01/21	50,000	52,125
Alcoa Nederland Holding BV
6.750%, due 09/30/24[4]	10,000	10,725
7.000%, due 09/30/26[4]	10,000	10,600
Alcoa, Inc.
5.125%, due 10/01/24	15,000	15,300
ArcelorMittal
10.850%, due 06/01/19[8]	25,000	29,375
Barrick Gold Corp.
4.100%, due 05/01/23	80,000	82,878
Barrick North America Finance LLC
4.400%, due 05/30/21	25,000	26,537
BHP Billiton Finance USA Ltd.
3.850%, due 09/30/23	30,000	31,686
Cliffs Natural Resources, Inc.
7.750%, due 03/31/20[4]	20,000	20,200
First Quantum Minerals Ltd.
6.750%, due 02/15/20[4]	30,000	29,662
FMG Resources August 2006 Pty Ltd.
6.875%, due 04/01/22[4]	15,000	15,488
9.750%, due 03/01/22[4]	20,000	23,072
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%, due 02/15/23	15,000	16,050
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	23,750
5.450%, due 03/15/43	20,000	17,100
Novelis Corp.
5.875%, due 09/30/26[4]	30,000	29,962
Rio Tinto Finance USA Ltd.
3.750%, due 06/15/25	40,000	41,116
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	51,875
Teck Resources Ltd.
6.250%, due 07/15/41	80,000	80,204
8.000%, due 06/01/21[4]	25,000	27,437
8.500%, due 06/01/24[4]	25,000	29,187
TMS International Corp.
7.625%, due 10/15/21[3,4]	50,000	40,875

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Vale Overseas Ltd.
4.375%, due 01/11/22	65,000	63,836
		769,040
Oil & gas—0.13%
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	101,000
3.500%, due 01/30/23	110,000	97,680
Statoil ASA
4.800%, due 11/08/43	50,000	53,279
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20	50,000	50,250
6.375%, due 04/01/23	25,000	25,062
		327,271
Oil field equipment & services—0.10%
Ensco PLC
5.200%, due 03/15/25	25,000	20,250
Noble Holding International Ltd.
4.900%, due 08/01/20	15,000	13,050
6.200%, due 08/01/40	15,000	8,475
Precision Drilling Corp.
7.750%, due 12/15/23[4]	15,000	15,225
Pride International, Inc.
6.875%, due 08/15/20	20,000	20,405
Rowan Cos., Inc.
4.750%, due 01/15/24	25,000	21,500
SESI LLC
7.125%, due 12/15/21	40,000	39,100
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[4]	25,000	26,437
Transocean, Inc.
8.125%, due 12/15/21[8]	15,000	14,850
9.000%, due 07/15/23[4]	10,000	10,100
Weatherford International Ltd.
7.000%, due 03/15/38	15,000	11,963
7.750%, due 06/15/21	40,000	39,100
9.875%, due 02/15/24[4]	5,000	5,175
		245,630
Packaging & containers—0.07%
Berry Plastics Corp.
5.125%, due 07/15/23	50,000	50,438

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26[4]	48,000	45,840
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[4]	75,000	78,375
		174,653
Paper & forest products—0.06%
Georgia-Pacific LLC
8.000%, due 01/15/24	20,000	25,350
International Paper Co.
3.800%, due 01/15/26	110,000	110,922
		136,272
Pharmaceuticals—0.43%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	119,668
3.200%, due 05/14/26	30,000	28,499
Actavis Funding SCS
3.000%, due 03/12/20	50,000	50,734
3.800%, due 03/15/25	90,000	90,396
Biogen, Inc.
4.050%, due 09/15/25	50,000	51,397
Capsugel SA
7.000%, due 05/15/19[4,6]	135,000	135,055
Endo Finance LLC & Endo Finco, Inc.
7.250%, due 01/15/22[4,8]	25,000	23,906
Gilead Sciences, Inc.
4.750%, due 03/01/46	90,000	92,294
Pfizer, Inc.
7.200%, due 03/15/39	70,000	100,084
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	50,000	48,317
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	41,000	41,366
Teva Pharmaceutical Finance Netherlands III BV
3.150%, due 10/01/26	70,000	64,741
Valeant Pharmaceuticals International
6.750%, due 08/15/18[4]	100,000	94,813
7.000%, due 10/01/20[4]	50,000	43,250

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
7.500%, due 07/15/21[4]	75,000	63,375
		1,047,895
Railroads—0.09%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	50,000	56,383
6.150%, due 05/01/37	25,000	31,660
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	51,422
Union Pacific Corp.
4.050%, due 11/15/45	70,000	69,270
		208,735
Real estate investment trusts—0.15%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	69,756
Boston Properties LP
2.750%, due 10/01/26	40,000	36,752
ERP Operating LP
4.750%, due 07/15/20	35,000	37,631
Ventas Realty LP
3.500%, due 02/01/25	35,000	34,477
3.750%, due 05/01/24	90,000	90,746
VEREIT Operating Partnership LP
4.600%, due 02/06/24	50,000	51,075
4.875%, due 06/01/26	50,000	51,250
		371,687
Restaurants—0.03%
McDonald’s Corp. MTN
2.100%, due 12/07/18	40,000	40,264
4.875%, due 12/09/45	20,000	21,133
		61,397
Retail-specialty—0.21%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	26,562
CVS Health Corp.
3.500%, due 07/20/22	60,000	61,564
5.125%, due 07/20/45	25,000	27,357
Dollar General Corp.
3.250%, due 04/15/23	80,000	79,223

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Retail-specialty—(concluded)
Dollar Tree, Inc.
5.750%, due 03/01/23	25,000	26,562
FBM Finance, Inc.
8.250%, due 08/15/21[4]	53,000	54,855
JC Penney Corp., Inc.
5.875%, due 07/01/23[4]	25,000	25,625
Lowe’s Cos., Inc.
4.650%, due 04/15/42	60,000	62,897
The Home Depot, Inc.
2.125%, due 09/15/26	50,000	45,981
3.350%, due 09/15/25	40,000	40,878
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	60,000	62,746
		514,250
Technology-hardware—0.16%
Cisco Systems, Inc.
5.900%, due 02/15/39	80,000	100,596
Equinix, Inc.
5.375%, due 04/01/23	100,000	102,625
NCR Corp.
6.375%, due 12/15/23	75,000	78,938
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[4]	100,000	103,750
		385,909
Technology-software—0.48%
Apple, Inc.
3.850%, due 05/04/43	80,000	74,993
Conduent Finance, Inc./Xerox Business Services LLC
10.500%, due 12/15/24[4]	30,000	31,200
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, due 06/15/21[4]	50,000	51,427
5.875%, due 06/15/21[4]	25,000	26,347
6.020%, due 06/15/26[4]	60,000	62,825
7.125%, due 06/15/24[4]	100,000	109,179
First Data Corp.
5.750%, due 01/15/24[4]	30,000	30,375
7.000%, due 12/01/23[4]	75,000	78,516
Inception Merger Sub, Inc./Rackspace Hosting, Inc.
8.625%, due 11/15/24[4]	20,000	20,000

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Technology-software—(concluded)
Infor US, Inc.
6.500%, due 05/15/22	100,000	103,000
International Business Machines Corp.
2.250%, due 02/19/21	50,000	49,883
Iron Mountain, Inc.
6.000%, due 10/01/20[4]	50,000	52,625
Microsoft Corp.
2.375%, due 02/12/22	80,000	79,709
4.450%, due 11/03/45	80,000	83,964
MSCI, Inc.
4.750%, due 08/01/26[4]	36,000	35,190
5.750%, due 08/15/25[4]	50,000	52,500
Oracle Corp.
2.500%, due 05/15/22	80,000	79,164
5.375%, due 07/15/40	70,000	80,076
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,945
1.850%, due 05/15/22	40,000	38,432
		1,169,350
Telecom-wireless—0.11%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	39,239
Rogers Communications, Inc.
5.000%, due 03/15/44	30,000	31,516
Sprint Corp.
7.250%, due 09/15/21	125,000	128,125
7.625%, due 02/15/25	75,000	76,219
		275,099
Telephone-integrated—0.56%
AT&T, Inc.
2.800%, due 02/17/21	50,000	49,648
3.600%, due 02/17/23	140,000	140,062
4.350%, due 06/15/45	70,000	61,103
6.000%, due 08/15/40	70,000	76,768
CenturyLink, Inc.
6.750%, due 12/01/23	125,000	125,000
Cogent Communications Group, Inc.
5.375%, due 03/01/22[4]	50,000	50,563
Communications Sales & Leasing, Inc./CSL Capital LLC
8.250%, due 10/15/23	75,000	78,563
Frontier Communications Corp.
8.500%, due 04/15/20	125,000	129,844

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Telephone-integrated—(concluded)
10.500%, due 09/15/22	25,000	25,750
11.000%, due 09/15/25	50,000	50,125
Sprint Communications, Inc.
9.000%, due 11/15/18[4]	175,000	192,062
Verizon Communications, Inc.
4.500%, due 09/15/20	200,000	213,477
4.522%, due 09/15/48	105,000	99,341
Windstream Services LLC
7.750%, due 10/01/21	75,000	74,625
		1,366,931
Textiles & apparel—0.03%
The William Carter Co.
5.250%, due 08/15/21	75,000	77,700

Tobacco—0.16%
Altria Group, Inc.
9.250%, due 08/06/19	110,000	130,515
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	131,782
Reynolds American, Inc.
5.700%, due 08/15/35	120,000	137,269
		399,566
Transportation services—0.04%
FedEx Corp.
2.625%, due 08/01/22	40,000	40,005
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[4]	75,000	61,687
		101,692
Total corporate bonds (cost—$23,619,020)		23,463,429

Loan assignment—0.01%
Finance-other—0.01%
Squaretwo Financial Corp.
11.000%, due 05/24/19[2,3,6] (cost—$27,040)	65,000	20,833

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Non-US government obligations—0.41%
Chile Government International Bond
3.250%, due 09/14/21	100,000	104,125
Colombia Government International Bond
8.125%, due 05/21/24	135,000	167,062
Israel Government International Bond
5.500%, due 09/18/33	175,000	228,149
Mexico Government International Bond
4.000%, due 10/02/23	160,000	159,600
Mexico Government International Bond MTN
4.750%, due 03/08/44	30,000	26,625
6.750%, due 09/27/34	75,000	88,013
Panama Government International Bond
8.875%, due 09/30/27	10,000	13,800
Peruvian Government International Bond
4.125%, due 08/25/27	50,000	52,188
7.350%, due 07/21/25	100,000	129,125
Poland Government International Bond
5.000%, due 03/23/22	35,000	38,150
Total non-US government obligations (cost—$1,027,696)		1,006,837

Municipal bonds and notes—0.23%
California—0.11%
California (Build America Bonds)
7.550%, due 04/01/39	180,000	266,135

Illinois—0.10%
State of Illinois
5.877%, due 03/01/19	225,000	238,482

New York—0.02%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	52,734
Total municipal bonds and notes (cost—$533,612)		557,351

Short-term US government obligation—1.62%
US Treasury Bill
0.346%, due 01/12/17[10] (cost $3,928,455)	3,930,000	3,928,455

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreement—23.20%
Repurchase agreement dated 11/30/16 with State Street Bank and Trust Co., 0.010% due 12/01/16, collateralized by $28,747,013 US Treasury Bond, 8.000% due 11/15/21 and $20,060,091 US Treasury Notes, 0.750% to 3.500% due 12/13/17 to 08/15/21; (value—$57,529,634); proceeds: $56,401,016 (cost—$56,401,000)	56,401,000	56,401,000

	Shares
Investment of cash collateral from securities loaned—0.35%
Money market fund—0.35%
State Street Institutional U.S. Government Money Market Fund (cost—$848,581)	848,581	848,581
Total investments (cost—$242,904,193)[11]—104.13%		253,117,473
Liabilities in excess of other assets—(4.13)%		(10,040,251)
Net assets—100.00%		$243,077,222

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,445,600
Gross unrealized depreciation	(5,232,320)
Net unrealized appreciation	$10,213,280

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Number of contracts		Expiration date	Cost($)	Current value($)	Unrealized appreciation($)
Index futures buy contracts:
23	Russell 1000 Value Index Futures	December 2016	2,400,335	2,478,940	78,605
88	Russell 2000 Mini Index Futures	December 2016	10,843,571	11,636,240	792,669
392	S&P 500 E-Mini Index Futures	December 2016	42,178,122	43,096,480	918,358
			55,422,028	57,211,660	1,789,632

			Proceeds($)
US Treasury futures sell contracts:
254	US Treasury Note 10 Year Futures	March 2017	31,781,565	31,626,969	154,596
					1,944,228

Total return swap agreements3

Counterparty	Notional amount($)	Termination date	Payments made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)($)	Value($)	Unrealized appreciation ($)
BOA	1,200,000	12/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	474	19,784	20,258
GSI	700,000	12/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	376	40,850	41,226
JPMCB	700,000	03/20/17	3 month USD LIBOR	IBOXX Liquid High Yield Index	1,081	7,716	8,797
JPMCB	1,800,000	12/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	2,307	95,612	97,919
					4,238	163,962	168,200

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	99,271,153	—	—	99,271,153
Investment companies	22,247,848	—	—	22,247,848
Preferred stock	—	—	0	0
US government obligations	—	22,292,893	—	22,292,893
Mortgage & agency debt securities	—	14,875,993	—	14,875,993
Asset-backed securities	—	4,465,134	—	4,465,134
Commercial mortgage-backed securities	—	3,737,966	—	3,737,966
Corporate bonds	—	23,463,429	—	23,463,429
Loan assignment	—	—	20,833	20,833
Non-US government obligations	—	1,006,837	—	1,006,837
Municipal bonds and notes	—	557,351	—	557,351
Short-term US government obligations	—	3,928,455	—	3,928,455
Repurchase agreement	—	56,401,000	—	56,401,000
Investment of cash collateral from securities loaned	—	848,581	—	848,581
Futures contracts	1,944,228	—	—	1,944,228
Swap agreements	—	163,962	—	163,962
Total	123,463,229	131,741,601	20,833	255,225,663

At November 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended November 30, 2016:

	Preferred stock ($)	Loan assignment ($)
Beginning balance	—	—
Purchases	0	27,040
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	—	(6,207)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	0	20,833

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at November 30, 2016 was $(6,207).

Portfolio footnotes

*	Non-income producing security.
††	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at the period end.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investment at the period end.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
6	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
7	Perpetual investment. Date shown reflects the next call date.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Rate shown reflects annualized yield at the period end on zero coupon bond.

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2016 (unaudited)

10	Rate shown is the discount rate at the date of purchase unless otherwise noted.
11	Includes $11,255,980 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $848,581 and non-cash collateral of $10,793,046.
12	Payments made or received are based on the notional amount.

Portfolio acronyms

BOA	Bank of America
ETF	Exchange Traded Fund
FDIC	Federal Deposit Insurance Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in investment companies without publicly published prices are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholder dated August 31, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 30, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 30, 2017